Stockholders' Equity - Schedule of Warrants (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares , Outstanding Ending	975,288,919	964,834,419	510,794,865
Weighted Average Exercise Price ,Outstanding Ending	$ 0.03	$ 0.03	$ 0.02
Weighted Average Remaining Contractual Term ,Outstanding Ending	4 years	5 years	1 year 8 months 23 days
Aggregate Intrinsic Value ,Outstanding Ending			$ 13,263
Number of Shares , Exercisable	975,288,919
Weighted Average Exercise Price ,Exercisable	$ 0.03
Weighted Average Remaining Contractual Term , Exercisable	4 years
Aggregate Intrinsic Value ,Exercisable
Number of Shares , Granted	10,454,500	474,999,993
Weighted Average Exercise Price , Granted	$ 0.03	$ 0.03
Weighted Average Remaining Contractual Term ,Granted	5 years
Number of Shares , Forfeited		(20,960,439)
Weighted Average Exercise Price ,Forfeited
Number of Shares , Exercised
Weighted Average Exercise Price ,Exercised